Provisions - Additional Information (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2016
Disclosure Of Provisions [Abstract]
Restructuring provision	$ 13.5	$ 378.0
Restructuring provision after tax		$ 278.0